Interest income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest income.
Loans and advances - Central banks	€ 1,881	€ 2,090	€ 1,392
Loans and advances - Credit institutions	1,840	2,388	1,845
Debt instruments	7,141	6,927	7,361
Loans and advances - Customers	43,640	42,578	45,445
Other interest	1,539	1,173	1,155
Total interest income	€ 56,041	€ 55,156	€ 57,198